Notes payable and long-term debt (Tables)	12 Months Ended
Dec. 31, 2011
Schedule of Notes Payable and Current Maturities of Long Term Debt and Capital Lease Obligations

Notes payable and current maturities of long-term debt and capital lease obligations consist of the following:

	December 31,
In millions	2011	2010
Other short-term borrowings	$30	$0
Current maturities of long-term debt and capital lease obligations	224	6

	$254	$6

Schedule of Long Term Debt

Long-term debt consists of the following:

	December 31,
In millions	2011	2010
Debentures, rates from 6.80% to 9.75%, due 2017-2047	$1,181	$1,181
Notes, rates from 6.85% to 7.38%, due 2012-2019	471	472
BNDES notes, rate of 5.50%, due 2013-2020	97	0
Sinking fund debentures, rates from 7.50% to 7.65%, due 2014-2027	202	232
Capital lease obligations:
Industrial Development Revenue Bonds, rate 7.67%, due 2027	80	80
Industrial Development Revenue Bonds, rate 6.35%, due 2035	51	51
Industrial Development Revenue Bonds, rate 6.10%, due 2030	7	7
Pollution Control Revenue Bonds, rate 6.375%, due 2026	6	6
Other capital lease obligations	2	3
Other long-term debt	7	16

	2,104	2,048
Less: amounts due within one year	(224)	(6)

Long-term debt	$1,880	$2,042

Outstanding Debt Maturing in Next Five Years	As of December 31, 2011, outstanding debt maturing in the next five years is as follows:

In millions	2012	2013	2014	2015	2016
Outstanding debt maturities	$253	$12	$22	$29	$29

Capital Lease Obligations Maturing in Next Five Years	As of December 31, 2011, capital lease obligations maturing in the next five years are as follows:

In millions	2012	2013	2014	2015	2016
Capital lease obligation maturities	$1	$1	$0	$0	$0